Acquisition and sale of businesses and brands and purchase of non-controlling interests - Sales of businesses and brands narrative (Details) € in Millions, R in Millions, $ in Millions, ₩ in Billions									3 Months Ended	11 Months Ended	12 Months Ended
	Oct. 27, 2023 USD ($)	Oct. 27, 2023 KRW (₩)	May 26, 2023 USD ($)	Sep. 30, 2022 USD ($)	May 10, 2022 USD ($)	May 10, 2022 EUR (€)	Apr. 01, 2020 USD ($)	Apr. 01, 2020 ZAR (R)	Sep. 30, 2022 USD ($)	May 26, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)		Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 USD ($)		Jun. 30, 2022 ZAR (R)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items											$ 70	$ (364)	[1],[2]		$ 88	[1],[2]
Net sales											20,269	20,555	[2]		20,516	[2]
Non-operating items											(70)	364	[1],[2]		(88)	[1],[2]
Operating profit											6,001	5,547	[1],[2]		5,897	[1],[2]
Increase (decrease) in working capital											768	1,414	[1]		241	[1]
Windsor business
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)	$ 152	₩ 206
Non-operating items											58
Exchange recycled from other comprehensive income											(26)
Non-operating items											$ (58)
Guinness Cameroun SA
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)			$ 475
Non-operating items												(343)
Sale of businesses			$ 79
Net sales										$ 128					165
Non-operating items												343
Operating profit										$ 33					36
USL Popular brands
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)				$ 97
Non-operating items												(5)
Net sales									$ 43						184
Non-operating items												5
Operating profit									$ 6						35
Increase (decrease) in working capital				(34)
Decrease through loss of control of subsidiary, intangible assets other than goodwill				23
Goodwill derecognised without having previously been included in disposal group classified as held for sale				$ 19
Meta Abo Brewery
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items															183
Exchange recycled from other comprehensive income															(143)
Non-operating items															(183)
Picon Brand
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items															(112)
Non-operating items															112
Portion of consideration paid (received) consisting of cash and cash equivalents					$ (123)	€ (117)
United National Breweries
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents												$ (4)		R (74)	$ (8)		R (133)
Aggregate consideration							$ 34	R 600
Contingent consideration							$ (22)	R (378)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.